Submission	Mar. 17, 2025
Submission [Line Items]
Central Index Key	0001671927
Registrant Name	Immunocore Holdings plc
Registration File Number	333-278120
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES